PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	Estimated Life	June 30, 2012	December 31, 2011
Furniture and fixtures	5 years	$56,995	$20,000
Office and computer equipments	1 - 5 years	144,916	26,606
Land	-	266,977	266,977
Building and improvements	5 - 25 years	727,965	727,965
Site costs	10 years	1,272,732	1,272,732
Crushing system	20 years	2,256,943	2,256,943
Process plant and equipments	10 years	3,160,833	3,115,266
Vehicles and mining equipments	5 - 10 years	549,675	659,622
		8,437,036	8,346,111
Less: accumulated depreciation		(780,160)	(315,008)

		$7,656,876	$8,031,103

For the six months ended June 30, 2012 and 2011, depreciation expense amounted to $509,260 and $4,053, respectively.

Between February 2012 and March 2012, the Company sold mining and drilling equipments with a net book value worth $80,309 to third parties for a sales price of $70,875 realizing a loss on sale of assets of $9,434. The depreciation expense during the period, prior to the sale of such mining and drilling equipments amounted to $4,196 which is included in the $509,260 depreciation above.

Prior to the assignment of the Company’s former wholly owned subsidiary, Acquisition Sub, depreciation expense amounted to $33,789 which is included in the $509,260 depreciation above and the accumulated depreciation amounted to $39,912.